CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2013
CASH AND CASH EQUIVALENTS [Abstract]
Schedule of cash and cash equivalents

	June 30, 2013	December 31, 2012
Cash on hand and at banks	$14,261	$18,180
Short term deposits and highly liquid funds	48,088	13,952
Total cash and cash equivalents	$62,349	$32,132